Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

Note 18:- LEASES

The Group leases substantially all of its office space and vehicles under operating leases. The Group’s leases have original lease periods expiring between 2025 and 2036. Some leases include one or more options to renew. The Group does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

Under IFRS 16, all leases with durations greater than 12 months, including non-cancellable operating leases, are now recognized on the statement of financial position. The aggregated present value of lease agreements is recorded as a long-term asset titled operating lease right-of-use assets.

The corresponding lease liabilities are classified between operating lease liabilities which are current and long-term.

Maturity analysis of undiscounted future lease payments receivable for operating leases:

2024	$46,401
2025	35,974
2026	22,791
2027	17,561
2028	48,121
2029 and thereafter	19,296
Total undiscounted cash flows	$190,144
Less imputed interest	(25,318)
Present value of lease liabilities	$164,826

a.	Information on leases:

	Year ended December 31,
	2024	2023

Interest expense on lease liabilities	$6,506	$7,195
Total cash outflow for leases	$50,088	$55,064
b.	Disclosures in respect of right-of-use assets:

	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2024	$195,807	$61,832	$257,639
Additions during the year:
New leases	61,449	20,399	81,848
Adjustments for indexation	6,181	596	6,777
Adjustments arising from translating financial statements of foreign operations	(1,226)	(4,033)	(5,259)
Modification of leases	(473)	-	(473)
Acquisition of subsidiaries	314	-	314
Disposals during the year:
Termination of leases	(11,134)	(13,280)	(24,414)

Balance as of December 31, 2024	250,918	65,514	316,432

Accumulated depreciation:
Balance as of January 1, 2024	104,714	32,274	136,988
Additions during the year:
Depreciation	28,663	20,221	48,884
Adjustments arising from translating financial statements of foreign operations	(429)	(3,828)	(4,257)
Disposals during the year:
Termination of leases	(8,928)	(12,480)	(21,408)
Balance as of December 31, 2024	124,020	36,187	160,207
Depreciated cost as of December 31, 2024	126,898	29,327	156,225

	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2023	$179,617	$50,252	$229,869
Additions during the year:
New leases	38,376	23,092	61,468
Adjustments for indexation	1,573	418	1,991
Adjustments arising from translating financial statements of foreign operations	(2,111)	(814)	(2,925)
Modification of leases	(3,590)	66	(3,524)
Acquisition of subsidiaries	265	-	265
Disposals during the year:
Termination of leases	(18,323)	(11,182)	(29,505)

Balance as of December 31, 2023	$195,807	$61,832	$257,639

Accumulated depreciation:
Balance as of January 1, 2023	$88,429	$24,600	$113,029
Additions during the year:
Depreciation	34,135	17,919	52,054
Adjustments arising from translating financial statements of foreign operations	24	(7)	17
Disposals during the year:
Termination of leases	(17,874)	(10,238)	(28,112)
Balance as of December 31, 2023	104,714	32,274	136,988
Depreciated cost as of December 31, 2023	$91,093	$29,558	$120,651